Document And Entity Information	Jun. 15, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 15, 2026
Entity Registrant Name	Boundless Bio, Inc.
Entity Central Index Key	0001782303
Entity Emerging Growth Company	true
Entity File Number	001-41989
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-0751369
Entity Address, Address Line One	11099 North Torrey Pines Road, Suite 150
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	(858)
Local Phone Number	766-9912
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	BOLD
Security Exchange Name	NASDAQ
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	10955 Alexandria Way, Suite 100
Entity Address, City or Town	San
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121